UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09297

Nuveen Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Dividend Advantage Municipal Fund (NAD)
	July 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 144.4% (100.0% of Total Investments)

	MUNICIPAL BONDS – 144.3% (99.9% of Total Investments)

	Arizona – 3.3% (2.3% of Total Investments)
$ 2,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A,	7/20 at 100.00	A+	$ 2,179,160
	5.000%, 7/01/40
	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series 2008A:
2,350	5.000%, 7/01/33	7/18 at 100.00	AA–	2,565,190
8,200	5.000%, 7/01/38	7/18 at 100.00	AA–	8,950,874
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay
	Contract Obligations, Series 2007:
500	5.500%, 12/01/29	No Opt. Call	A–	594,470
5,000	5.000%, 12/01/37	No Opt. Call	A–	5,498,900
18,050	Total Arizona			19,788,594
	California – 13.8% (9.5% of Total Investments)
1,535	Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien Series 1999A,	No Opt. Call	AA–	583,054
	0.000%, 10/01/37 – NPFG Insured
7,150	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project,	No Opt. Call	AA	4,255,895
	Series 1997C, 0.000%, 9/01/28 – AGM Insured
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,	4/23 at 100.00	AA–	5,585,750
	Series 2013S-4, 5.000%, 4/01/38
3,335	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	3,462,030
	5.000%, 11/15/42
4,300	California State, General Obligation Bonds, Refunding Series 2007, 4.500%, 8/01/30	2/17 at 100.00	AA–	4,510,958
65	California State, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	10/15 at 100.00	AA–	65,265
5,000	California State, General Obligation Bonds, Series 2005, 5.000%, 3/01/31 (Pre-refunded 3/01/16)	3/16 at 100.00	A+ (4)	5,140,400
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	AA–	4,955,755
2,250	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System	11/20 at 100.00	AA–	2,540,745
	Obligated Group, Series 2010, 5.250%, 11/01/30
6,025	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	7,137,577
	Project, Series 2009, 6.750%, 2/01/38
5,000	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds,	8/17 at 100.00	AA (4)	5,441,200
	Election 2006 Series 2007A, 5.000%, 8/01/31 (Pre-refunded 8/01/17) – AGM Insured
2,000	Dublin Unified School District, Alameda County, California, General Obligation Bonds, Series 2007C,	8/17 at 49.41	Aa2	940,540
	0.000%, 8/01/31 – NPFG Insured
3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/24 at 100.00	BBB–	3,516,030
	Refunding Series 2013A, 6.000%, 1/15/49
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
2,455	0.000%, 6/01/24 – AMBAC Insured	No Opt. Call	A+	1,873,165
3,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA	2,472,015
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
4,680	4.500%, 6/01/27	6/17 at 100.00	B+	4,473,004
12,805	5.000%, 6/01/33	6/17 at 100.00	B	10,738,529
1,000	5.125%, 6/01/47	6/17 at 100.00	B	781,930
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds,	No Opt. Call	Aa2	1,226,125
	Series 2007, 0.000%, 8/01/32 – FGIC Insured
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts,	No Opt. Call	A	2,892,274
	Series 2009C, 6.500%, 11/01/39
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA	2,094,000
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
7,660	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll Road	No Opt. Call	Aaa	6,321,492
	Revenue Bonds, Series 1993, 0.000%, 1/01/24 (ETM)
2,410	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds,	No Opt. Call	AA–	1,639,306
	Series 2002A, 0.000%, 8/01/26 – FGIC Insured
90,120	Total California			82,647,039
	Colorado – 11.0% (7.7% of Total Investments)
1,125	Antelope Heights Metropolitan District, Colorado, Limited Tax General Obligation Bonds,	12/17 at 100.00	AA	1,139,018
	Series 2007, 5.000%, 12/01/37 – RAAI Insured
3,475	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	A+	3,935,855
	Series 2009A, 5.500%, 7/01/34
2,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	2/21 at 100.00	A+	2,474,225
	Series 2011A, 5.000%, 2/01/41
4,890	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series	1/23 at 100.00	A+	5,306,530
	2013A, 5.250%, 1/01/45
4,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth	1/20 at 100.00	AA–	4,337,160
	Health Services Corporation, Series 2010A, 5.000%, 1/01/40
8,765	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B,	No Opt. Call	AA–	6,298,003
	0.000%, 9/01/25 – NPFG Insured
25,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B,	No Opt. Call	AA–	13,337,250
	0.000%, 9/01/31 – NPFG Insured
60,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A,	No Opt. Call	AA–	25,426,200
	0.000%, 3/01/36 – NPFG Insured
12,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A,	9/26 at 54.77	AA–	4,138,000
	0.000%, 9/01/38 – NPFG Insured
122,055	Total Colorado			66,392,241
	Connecticut – 0.4% (0.3% of Total Investments)
2,235	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	2,309,895
	Series 2007Z-1, 5.000%, 7/01/42
4,055	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate	No Opt. Call	N/R	283,441
	Series 2013A, 6.050%, 7/01/31 (5)
6,290	Total Connecticut			2,593,336
	District of Columbia – 0.1% (0.1% of Total Investments)
2,000	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Second Senior	No Opt. Call	AA	777,520
	Lien Revenue Bonds, Series 2009B, 0.000%, 10/01/36 – AGC Insured
	Florida – 6.4% (4.5% of Total Investments)
2,500	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	BBB+ (4)	2,727,875
	Series 2007, 5.000%, 10/01/34 (Pre-refunded 10/01/17)
3,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding	7/22 at 100.00	AA	3,309,120
	Series 2012, 5.000%, 7/01/42
1,665	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc.,	10/19 at 100.00	A	1,841,040
	Series 2009, 5.125%, 10/01/26
	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System
	Obligation Group, Series 2007:
22,000	5.000%, 8/15/37 (UB)	8/17 at 100.00	AA	23,068,540
7,370	5.000%, 8/15/42 (UB)	8/17 at 100.00	AA	7,709,978
36,535	Total Florida			38,656,553
	Georgia – 2.4% (1.7% of Total Investments)
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/32	5/25 at 100.00	AA–	5,780,200
5,000	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II	7/17 at 100.00	Baa2 (4)	5,420,150
	Real Estate Foundation LLC Project, Senior Series 2007A, 5.250%, 7/15/38
	(Pre-refunded 7/15/17) – AMBAC Insured
3,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/20 at 100.00	AA–	3,312,540
	Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/37
13,000	Total Georgia			14,512,890
	Illinois – 21.7% (15.0% of Total Investments)
3,210	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated	No Opt. Call	AA–	1,460,036
	Tax Revenues, Series 1998B-1, 0.000%, 12/01/29 – FGIC Insured
7,250	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated	No Opt. Call	AA–	7,765,185
	Tax Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured
	Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds, Archer Court Apartments,
	Series 1999A:
355	5.500%, 12/20/19 (Alternative Minimum Tax)	10/15 at 100.00	AA–	355,873
1,210	5.600%, 12/20/29 (Alternative Minimum Tax)	10/15 at 100.00	AA–	1,211,634
1,925	5.650%, 12/20/40 (Alternative Minimum Tax)	10/15 at 100.00	AA–	1,926,983
5,320	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Refunding Third	1/16 at 100.00	AA–	5,340,269
	Lien Series 2004A, 5.000%, 1/01/28 – NPFG Insured
3,665	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien Series	1/16 at 100.00	AA–	3,723,457
	2005A, 5.000%, 1/01/33 – FGIC Insured
3,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%,	No Opt. Call	AA–	1,165,080
	1/01/33 – FGIC Insured
22,750	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System, Series 1999,	No Opt. Call	AA–	24,692,623
	5.500%, 1/01/23 – FGIC Insured
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA+	1,712,835
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA	2,130,460
	8/15/47 – AGC Insured (UB)
1,120	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A	1,200,662
	5.500%, 2/01/40 – AMBAC Insured
1,800	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B,	5/18 at 100.00	AA	1,975,590
	5.000%, 5/15/19 – AGM Insured
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding
	Series 2015C:
560	5.000%, 8/15/35	8/25 at 100.00	Baa1	607,606
410	5.000%, 8/15/44	8/25 at 100.00	Baa1	437,499
1,225	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2007, 5.000%, 7/01/19	7/17 at 100.00	AA+ (4)	1,316,642
	(Pre-refunded 7/01/17)
4,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers,	8/18 at 100.00	BBB+	4,396,000
	Series 2008A, 6.000%, 8/15/23
5,930	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	6,076,945
	Refunding Series 2007A, 5.250%, 5/01/34
2,000	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006A-1,	7/16 at 100.00	AA (4)	2,086,260
	5.000%, 1/01/20 (Pre-refunded 7/01/16) – AGM Insured
2,000	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	1,659,860
	Series 2006, 0.000%, 12/01/21 – NPFG Insured
3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue	1/16 at 100.00	N/R	1,438,500
	Bonds, Series 2005A-1, 7.125%, 1/01/36 (6)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
12,250	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	AA–	9,748,795
13,000	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	AA–	9,888,840
1,840	Oak Park, Illinois, General Obligation Bonds, Series 2005B, 0.000%, 11/01/27 –	11/15 at 54.13	AA	987,160
	SYNCORA GTY Insured
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,
	General Obligation Bonds, Series 1999:
22,650	5.750%, 6/01/19 – AGM Insured	No Opt. Call	AA	26,372,754
3,500	5.750%, 6/01/23 – AGM Insured	No Opt. Call	AA	4,298,525
4,930	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds,	No Opt. Call	A1	3,874,487
	Series 2006, 0.000%, 1/01/23 – AGM Insured
2,475	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Series 2000B,	No Opt. Call	A2	2,316,625
	0.000%, 11/01/18 – AGM Insured
134,875	Total Illinois			130,167,185
	Indiana – 3.9% (2.7% of Total Investments)
3,400	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group,	6/25 at 100.00	AA–	3,752,546
	Refunding 2015A, 5.000%, 12/01/40
4,670	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA	5,228,812
	5.250%, 12/01/38
970	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A	1,016,114
	Indiana, Series 2007, 5.500%, 3/01/37
1,030	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	N/R (4)	1,109,341
	Indiana, Series 2007, 5.500%, 3/01/37 (Pre-refunded 3/01/17)
3,065	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds,	1/17 at 100.00	Aaa	3,176,597
	Tender Option Bond Trust 2015-XF0068, 7.697%, 1/01/25 (Alternative Minimum Tax) (IF)
8,675	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AA–	9,066,416
	NPFG Insured
21,810	Total Indiana			23,349,826
	Iowa – 1.6% (1.1% of Total Investments)
1,335	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/23 at 100.00	BB–	1,455,457
	Project, Series 2013, 5.250%, 12/01/25
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
2,420	5.500%, 6/01/42	12/15 at 100.00	B+	2,118,516
7,000	5.625%, 6/01/46	12/15 at 100.00	B+	6,146,280
10,755	Total Iowa			9,720,253
	Kansas – 0.1% (0.1% of Total Investments)
980	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	715,214
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
	Kentucky – 0.3% (0.2% of Total Investments)
2,670	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown	7/31 at 100.00	Baa3	1,862,539
	Crossing Project, Convertible Capital Appreciation Series 2013C, 0.000%, 7/01/43
	Louisiana – 3.4% (2.3% of Total Investments)
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	9,524,880
	Series 2007A, 5.500%, 5/15/47
5,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 5.000%, 5/01/41	5/16 at 100.00	Aa1 (4)	5,177,750
	(Pre-refunded 5/01/16) – AGM Insured
5,445	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.500%, 5/01/41	5/16 at 100.00	Aa1 (4)	5,618,205
	(Pre-refunded 5/01/16) – NPFG Insured (UB)
19,445	Total Louisiana			20,320,835
	Maine – 0.2% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical	7/21 at 100.00	BBB–	1,192,464
	Center, Series 2011, 6.750%, 7/01/41
	Massachusetts – 3.1% (2.1% of Total Investments)
1,440	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds,	9/15 at 100.00	N/R	86,400
	Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax) (5), (8)
4,000	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2008A, 5.250%, 7/01/34	No Opt. Call	AAA	4,440,440
4,365	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/15 at 100.00	AA	4,395,511
	System, Series 2005F, 5.000%, 10/01/19 – AGC Insured
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	660,089
	Series 2008E-1 &2, 5.125%, 7/01/33
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,577,656
	University Issue, Series 2009A, 5.750%, 7/01/39
2,710	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	2,847,533
2,280	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	2,542,542
	2013A, 5.000%, 5/15/43
1,100	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	No Opt. Call	AA–	887,623
	1997A, 0.000%, 1/01/24 – NPFG Insured
18,815	Total Massachusetts			18,437,794
	Michigan – 6.0% (4.2% of Total Investments)
885	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	945,171
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A,	1/16 at 100.00	AA–	6,082,680
	5.000%, 7/01/35 – NPFG Insured
1,600	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	1,769,136
	7/01/31 – BHAC Insured
4,000	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D,	7/16 at 100.00	AA	4,075,360
	5.000%, 7/01/32 – AGM Insured
405	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	AA	440,494
	Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series
	2014D-1, 5.000%, 7/01/37 – AGM Insured
3,670	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015,	6/22 at 100.00	AA	4,074,801
	5.000%, 12/01/32
2,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2009-I,	No Opt. Call	AA	2,827,475
	5.000%, 10/15/23 – AGC Insured
10,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Refunding	10/25 at 100.00	Aa2	11,250,700
	Series 2015-I, 5.000%, 4/15/34 (WI/DD, Settling 8/31/15)
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	1,404,530
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
3,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	No Opt. Call	A	3,252,360
	Airport, Series 2012A, 5.000%, 12/01/37
33,210	Total Michigan			36,122,707
	Minnesota – 1.5% (1.0% of Total Investments)
6,375	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare	11/18 at 100.00	A+ (4)	7,354,901
	Services, Series 2008A, 6.625%, 11/15/28 (Pre-refunded 11/15/18)
1,575	Minnesota Public Facilities Authority, Water Pollution Control Revolving Fund Bonds, Series 2004B,	No Opt. Call	AAA	1,621,604
	5.250%, 3/01/16
7,950	Total Minnesota			8,976,505
	Missouri – 2.3% (1.6% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	4,606,700
5,000	0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	AA–	3,002,850
5,545	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth,	11/23 at 100.00	A2	6,003,793
	Series 2013A, 5.000%, 11/15/48
17,545	Total Missouri			13,613,343
	Nebraska – 0.1% (0.1% of Total Investments)
470	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds,	11/25 at 100.00	A–	507,327
	Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45
	Nevada – 8.2% (5.7% of Total Investments)
1,000	Clark County School District, Nevada, General Obligation Bonds, Series 2005C, 5.000%, 6/15/20	12/15 at 100.00	AA (4)	1,018,020
	(Pre-refunded 12/15/15) – AGM Insured
4,000	Clark County Water Reclamation District, Nevada, General Obligation Water Bonds, Series 2009A,	No Opt. Call	AAA	4,512,320
	5.250%, 7/01/38
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	11,632,700
9,725	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	10,897,057
	International Airport, Series 2010A, 5.250%, 7/01/42
3,750	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	AA+	4,586,400
	Tender Option Bond Trust 2633, 19.167%, 7/01/31 – BHAC Insured (IF) (7)
1,500	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB	1,713,915
	8.000%, 6/15/30
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015:
5,000	5.000%, 6/01/32	12/24 at 100.00	AA+	5,755,850
4,000	5.000%, 6/01/39	12/24 at 100.00	AA+	4,490,960
5,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/16 at 100.00	AA–	4,889,100
43,975	Total Nevada			49,496,322
	New Jersey – 5.6% (3.8% of Total Investments)
1,100	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	1,187,659
	Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)
6,850	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry	No Opt. Call	N/R (4)	6,978,369
	of New Jersey, Refunding Series 2009B, 5.750%, 12/01/15 (ETM)
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 1999A,	No Opt. Call	A–	4,358,200
	5.750%, 6/15/18
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
20,000	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	A–	10,366,800
20,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	A–	6,426,200
570	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	AA–	635,761
3,525	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B+	3,396,091
	Series 2007-1A, 4.625%, 6/01/26
56,045	Total New Jersey			33,349,080
	New York – 7.2% (5.0% of Total Investments)
1,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012	2/21 at 100.00	A	1,204,929
	Series 2011A, 5.250%, 2/15/47
6,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R	6,395,880
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
4,755	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA	5,623,501
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	5,578,650
	Fiscal 2013 Series I, 5.000%, 5/01/38
5,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	5,048,100
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
2,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	No Opt. Call	A+	2,308,040
	Center Project, Series 2011, 5.750%, 11/15/51
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
5,000	6.500%, 12/01/28	12/15 at 100.00	BBB	5,092,300
1,670	6.000%, 12/01/36	12/20 at 100.00	BBB	1,948,289
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/15 at 100.00	AA–	10,020,400
	Terminal LLC, Sixth Series 1997, 5.900%, 12/01/17 – NPFG Insured (Alternative Minimum Tax)
40,525	Total New York			43,220,089
	North Carolina – 0.9% (0.6% of Total Investments)
1,500	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds,	1/18 at 100.00	AA–	1,628,715
	DBA Carolinas HealthCare System, Series 2008A, 5.250%, 1/15/24 – AGC Insured
3,400	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	3,737,586
	WakeMed, Series 2012A, 5.000%, 10/01/31
4,900	Total North Carolina			5,366,301
	North Dakota – 0.8% (0.5% of Total Investments)
3,910	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	4,728,168
	6.250%, 11/01/31
	Ohio – 5.6% (3.9% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,820	5.375%, 6/01/24	6/17 at 100.00	B–	1,538,701
210	5.125%, 6/01/24	6/17 at 100.00	B–	174,770
6,315	5.875%, 6/01/30	6/17 at 100.00	B–	5,228,125
1,890	5.750%, 6/01/34	6/17 at 100.00	B–	1,508,863
1,000	6.500%, 6/01/47	6/17 at 100.00	B	868,600
3,930	5.875%, 6/01/47	6/17 at 100.00	B	3,161,724
6,135	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	5,269,290
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.250%, 11/01/29	11/20 at 100.00	A	6,759,118
3,650	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	11/15 at 100.00	A+	3,660,365
	5.000%, 5/01/30
1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	1,118,890
	Project, Series 2009E, 5.625%, 10/01/19
	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien
	Series 2013A-1:
1,500	5.250%, 2/15/39	2/23 at 100.00	A+	1,700,220
1,845	5.000%, 2/15/48	2/23 at 100.00	A+	2,009,629
400	Warren County, Ohio, Limited Tax General Obligations, Series 1997, 5.500%, 12/01/17	12/15 at 100.00	Aa1	401,800
35,695	Total Ohio			33,400,095
	Oklahoma – 0.7% (0.5% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise	8/21 at 100.00	N/R	1,182,940
	Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist
	Medical Center, Refunding Series 2015A:
1,000	5.000%, 8/15/26	8/25 at 100.00	AA–	1,183,670
1,750	5.000%, 8/15/28	8/25 at 100.00	AA–	2,038,225
3,750	Total Oklahoma			4,404,835
	Pennsylvania – 3.0% (2.1% of Total Investments)
160	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008,	12/18 at 100.00	AA (4)	180,851
	5.000%, 12/01/43 (Pre-refunded 12/01/18) – AGM Insured
1,090	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008,	12/18 at 100.00	AA	1,195,305
	5.000%, 12/01/43 – AGM Insured
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	1,513,575
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
8,200	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	9,029,184
	0.000%, 12/01/38
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C,	6/26 at 100.00	AA	5,943,250
	0.000%, 6/01/33 – AGM Insured
15,950	Total Pennsylvania			17,862,165
	Puerto Rico – 0.7% (0.5% of Total Investments)
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/15 at 100.00	AA–	4,285,853
	4.500%, 12/01/23
	Rhode Island – 0.5% (0.3% of Total Investments)
3,000	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2005A,	1/16 at 100.00	AA–	3,001,620
	4.625%, 7/01/26 – NPFG Insured (Alternative Minimum Tax)
	South Carolina – 1.3% (0.9% of Total Investments)
1,850	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center,	11/20 at 100.00	AA–	2,036,906
	Refunding Series 2010A, 5.000%, 11/01/37
1,250	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	AA	686,538
	0.000%, 1/01/31 – AMBAC Insured
5,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &	6/25 at 100.00	AA–	5,356,700
	Improvement Series 2015A, 5.000%, 12/01/55
8,100	Total South Carolina			8,080,144
	Tennessee – 0.4% (0.3% of Total Investments)
2,310	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	2,392,305
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
	Texas – 12.0% (8.3% of Total Investments)
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company,	10/15 at 100.00	C	153,600
	Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (5)
2,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	4/20 at 100.00	Baa1	2,306,900
	The Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
3,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E,	No Opt. Call	A+	3,174,480
	5.000%, 11/01/42 (Alternative Minimum Tax)
2,140	Grapevine-Colleyville Independent School District, Tarrant and Dallas Counties, Texas, General	No Opt. Call	AAA	1,642,407
	Obligation Bonds, Capital Appreciation, Refunding Series 1998, 0.000%, 8/15/25
1,545	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston	6/25 at 100.00	AA	1,710,578
	Methodist Hospital System, Series 2015, 5.000%, 12/01/45 (WI/DD, Settling 8/06/15)
730	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	No Opt. Call	AA–	366,394
	0.000%, 11/15/30 – NPFG Insured
1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien	11/24 at 100.00	A2	1,128,180
	Series 2014A, 5.000%, 11/15/30
2,305	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien	No Opt. Call	AA	2,079,087
	Series 2001A, 0.000%, 11/15/20 – NPFG Insured
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2009A,	No Opt. Call	AA	4,498,080
	5.125%, 11/15/32 – AGC Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
3,130	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A2	1,653,704
12,030	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	5,997,557
2,275	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/25 at 100.00	AAA	2,613,657
	Bonds, Refunding Series 2015A, 5.000%, 8/15/40
65	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 100.00	AAA	70,563
	Bonds, Series 2008, 5.000%, 8/15/23
1,500	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 100.00	N/R (4)	1,631,085
	Bonds, Series 2008, 5.000%, 8/15/23 (Pre-refunded 8/15/17)
2,225	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A,	1/18 at 100.00	AA+	2,453,619
	5.750%, 1/01/40 – BHAC Insured
7,855	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A	1/25 at 100.00	A2	8,660,452
	5.000%, 1/01/33
3,295	Tarrant County Cultural Education Facilities Finance Corporation, Texas Health Resources Revenue	No Opt. Call	AA	3,845,759
	Bonds, Tender Option Bond Trust 1760-3, 17.574%, 8/15/16 (IF)
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
2,000	5.000%, 12/15/26	No Opt. Call	A3	2,231,900
8,230	5.000%, 12/15/29	No Opt. Call	A3	8,958,765
8,900	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment Revenue	1/16 at 100.00	AAA	9,079,869
	Bonds, Series 2010A, 5.000%, 7/01/17 (Pre-refunded 1/01/16)
5,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	5,428,550
	Refunding Series 2012A, 5.000%, 8/15/41
2,100	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	2,306,388
	Refunding Series 2015C, 5.000%, 8/15/33
77,885	Total Texas			71,991,574
	Virginia – 3.5% (2.4% of Total Investments)
1,500	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB	1,559,595
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
1,500	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A	1,667,760
	System Obligated Group, Series 2013, 5.000%, 11/01/30
3,000	Prince William County Industrial Development Authority, Virginia, Health Care Facilities Revenue	11/22 at 100.00	AA–	3,249,990
	Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B,
	5.000%, 11/01/46
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A:
2,500	5.125%, 7/01/49	No Opt. Call	BBB–	2,688,975
5,755	5.000%, 7/01/52	No Opt. Call	BBB–	6,056,217
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B:
2,900	0.000%, 7/01/34	No Opt. Call	BBB–	1,146,776
1,085	0.000%, 7/01/35	No Opt. Call	BBB–	413,504
6,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B–	4,174,560
	Series 2007B1, 5.000%, 6/01/47
24,240	Total Virginia			20,957,377
	Washington – 7.5% (5.2% of Total Investments)
2,000	Skagit County Public Hospital District 2, Washington, Hospital Revenue Bonds, Island Hospital,	12/15 at 100.00	A3 (4)	2,032,500
	Refunding Series 2005, 5.000%, 12/01/30 (Pre-refunded 12/01/15) – NPFG Insured
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,	10/22 at 100.00	AA	4,436,040
	Series 2012A, 5.000%, 10/01/32
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A (4)	2,368,320
	Research Center, Series 2009A, 6.000%, 1/01/33 (Pre-refunded 7/01/19)
3,350	Washington, General Obligation Compound Interest Bonds, Series 1999S-2,	No Opt. Call	AA+	3,257,272
	0.000%, 1/01/18 – AGM Insured
	Washington, General Obligation Compound Interest Bonds, Series 1999S-3:
17,650	0.000%, 1/01/20	No Opt. Call	AA+	16,396,497
18,470	0.000%, 1/01/21	No Opt. Call	AA+	16,649,412
47,470	Total Washington			45,140,041
	Wisconsin – 4.8% (3.3% of Total Investments)
7,620	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health,	11/16 at 100.00	AA+	7,988,122
	Series 2006A, 5.000%, 11/15/36
780	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial	No Opt. Call	A2	822,744
	Hospital Inc., Series 2003, 5.500%, 2/15/19 – AMBAC Insured
4,330	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of	2/20 at 100.00	AA	4,899,958
	Wisconsin Inc., Series 2008B, 5.500%, 8/15/29
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,346,225
	Series 2012B, 5.000%, 2/15/32
	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
6,745	6.000%, 5/01/36	5/19 at 100.00	AA–	7,825,347
5,100	6.250%, 5/01/37	5/19 at 100.00	AA–	5,963,124
25,825	Total Wisconsin			28,845,520
$ 955,505	Total Municipal Bonds (cost $808,205,839)			866,875,654

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 266	Las Vegas Monorail Company, Senior Interest Bonds, (8), (9)	5.500%	7/15/19	N/R	$ 47,844
71	Las Vegas Monorail Company, Senior Interest Bonds, (8), (9)	5.500%	7/15/55	N/R	9,454
$ 337	Total Corporate Bonds (cost $30,169)				57,298

Shares	Description (1), (10)				Value
	INVESTMENT COMPANIES – 0.1% (0.1% of Total Investments)
8,812	BlackRock MuniHoldings Fund Inc.				$ 142,931
32,524	Invesco Quality Municipal Income Trust				388,337
	Total Investment Companies (cost $530,611)				531,268
	Total Long-Term Investments (cost $808,766,619)				867,464,220
	Floating Rate Obligations – (4.3)%				(25,650,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (44.1)% (11)				(265,000,000)
	Other Assets Less Liabilities – 4.0%				23,994,252
	Net Assets Applicable to Common Shares – 100%				$ 600,808,472

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$866,789,254	$ 86,400	$866,875,654
Corporate Bonds	—	—	57,298	57,298
Investment Companies	531,268	—	—	531,268
Total	$531,268	$866,789,254	$143,698	$867,464,220

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments was $782,518,942.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$ 72,495,162
Depreciation	(13,199,996)
Net unrealized appreciation (depreciation) of investments	$ 59,295,166

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(6)	On January 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from
7.125% to 5.700%.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15,
2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(10)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(11)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.5%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2015